BECK, MACK & OLIVER PARTNERS FUND (the "Fund")

Supplement dated March 13, 2017 to the Prospectus dated August 1, 2016

1.	The section entitled "Portfolio Managers" under the heading entitled "Management" on page 6 of the Prospectus is hereby deleted in its entirety and replaced with the following:

Portfolio Managers. Messrs. Robert Beck and Richard Fitzgerald are responsible for the day-to-day management of the Fund. Mr. Beck, Senior Member of the Adviser, has served as Portfolio manager with respect to the Fund since 2015. Mr. Fitzgerald has served as Portfolio manager for the Fund since 2016.

2.	The section entitled "Portfolio Managers" on page 13 of the Prospectus is hereby deleted in its entirety and replaced with the following:

Portfolio Managers
Messrs. Robert Beck and Richard Fitzgerald are jointly responsible for the day-to-day management of the Fund and perform all the functions related to the management of the portfolio.

Mr. Beck, Portfolio Manager, has over 35 years of investment management experience. Mr. Beck has been Senior Member of BM&O since 1998. Mr. Beck joined BM&O in 1986 and became a Member of the Partnership in 1988.

Mr. Fitzgerald, Portfolio Manager, has over 12 years of investment management experience. Mr. Fitzgerald has been a Portfolio Manager of BM&O since 2016.

The SAI provides additional information about the compensation of the portfolio managers, other accounts managed by the portfolio managers and the ownership of Fund shares by the portfolio managers.

For more information, please contact a Fund customer service representative toll free at
(800) 943-6786.

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PLEASE RETAIN FOR FUTURE REFERENCE.

BECK, MACK & OLIVER PARTNERS FUND (the "Fund")

Supplement dated March 13, 2017 to the Statement of Additional Information ("SAI") dated
August 1, 2016, as supplemented

1.	The table in the section "Information Concerning Accounts Managed by Portfolio Managers" on page 24 of the SAI is hereby deleted in its entirety and replaced with the following:

Information Concerning Accounts Managed by Portfolio Managers. The following table provides information regarding other accounts managed by the portfolio managers as of February 28, 2017:

	Number of Other Accounts Managed and Assets by Account Type			Number of Accounts and Assets for Which Advisory Fee is Performance-Based
Name of Portfolio Manager	Registered Investment Companies	Other Pooled Investment Vehicles	Other Accounts	Registered Investment Companies	Other Pooled Investment Vehicles	Other Accounts
Robert Beck	None	None	442 accounts $1.1036 billion	None	None	None
Richard Fitzgerald	None	None	1 account $164,383	None	None	None

2.	The table in the section "Portfolio Manager Ownership in the Fund" on page 25 of the SAI is hereby deleted in its entirety and replaced with the following:

Portfolio Manager	Dollar Range of Beneficial Ownership in the Fund as of February 28, 2017
Robert Beck	$250,000-500,000
Richard Fitzgerald	$100,000-250,000

For more information, please contact a Fund customer service representative toll free at
(800) 943-6786.

* * *

PLEASE RETAIN FOR FUTURE REFERENCE.